Post-employment benefit plans (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Abstract]
Unpaid contributions outstanding	£ 5,000	£ 23,000	£ 2,000
Total plan expense, current period	£ 1,355,000	£ 1,001,000	£ 1,035,000